Sales/transfer of receivables (Tables)	12 Months Ended
Mar. 31, 2013
Cash Flows Received From Customers And Paid To Securitization Special Purpose Entities Transferees

The following table summarizes the cash flows received from customers and paid to SPEs/transferees for sales of performing loans during the years ended March 31, 2011, March 31, 2012 and March 31, 2013:

	Fiscal years ended March 31,
	2011		2012		2013		2013
	(In millions)
Cash flow information
Collections against securitized receivables/transfers	Rs.	7,048.6	Rs.	3,692.6	Rs.	1,946.0	US$	35.7
Payments made		6,543.9		3,430.3		1,819.6		33.4
Cash flows on retained interests	Rs.	394.0	Rs.	220.4	Rs.	128.6	US$	2.4

Schedule of Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together

Other key disclosures are as follows:

	As of March 31,
	2012	2013	2013
	(In millions)
Transferred receivables with continuing involvement*	Rs.4,985.1	Rs.3,513.7	US$	64.4
Delinquencies	643.6	588.4		10.8
Credit losses	389.3	436.2		8.0
Retained interest in sold receivables	247.9	189.3		3.5

*	Includes less than Rs. 0.1 million held by SPEs as of March 31, 2012 and as of March 31, 2013.

Schedule of Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets, or Servicing Liabilities

The table below outlines the economic assumptions and the sensitivity of the estimated fair value of retained interests in finance receivables as of March 31, 2012 and March 31, 2013 to immediate 10% and 20% changes in those assumptions:

	As of March 31,
	2012		2013		2013
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs.	17.4	Rs.	12.3	US$	0.2
Impact of 20% adverse change		32.9		23.3		0.4
Expected credit losses:
Impact of 10% adverse change		7.9		14.1		0.3
Impact of 20% adverse change		15.7		28.2		0.5